Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 09, 2026	Jan. 17, 2024
Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 369
Non-controlling interest		34.00%
Liability for employee stock options		$ 451
Flamingo Transworld Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 6,060
Non-controlling interest	49.00%